Offerings - Offering: 1	Sep. 19, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Shares Representing Limited Partner Interests
Amount Registered | shares	12,650,000
Proposed Maximum Offering Price per Unit	35.96
Maximum Aggregate Offering Price	$ 454,894,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 67,142.36
Offering Note
(1)
Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), the registrant’s registration statement on Form
S-3ASR,
filed with the Securities and Exchange Commission on February 27, 2023 (Registration
No. 333-270028)
(the “Registration Statement”), also covers any additional common shares which become issuable in connection with any stock dividend, stock split, recapitalization or other similar transactions with respect to the securities being registered pursuant to that registration statement.

(2)	Includes 1,650,000 shares of Class A Shares that the underwriters have an option to purchase.
(3)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act and based on the average of the high and low sales prices as reported by the New York Stock Exchange on September 12, 2024.

(4)
In connection with the registration of the Class A Shares, a registration fee of $67,142.36 was calculated in accordance with Rule 456(b) and Rule 457(r) under the Securities Act. This “Calculation of Registration Fee” table shall be deemed to update the “Calculation of Registration Fee” table in the Registration Statement with respect to the securities offered hereby.